Supplement to the

Fund	Class A	Institutional Class
Fidelity Advisor® Municipal Income 2017 Fund	FAMMX	FAVIX
Fidelity Advisor Municipal Income 2019 Fund	FAPAX	FACIX
Fidelity Advisor Municipal Income 2021 Fund	FOMAX	FOMIX
Fidelity Advisor Municipal Income 2023 Fund	FSODX	FSWTX

Fidelity Advisor Municipal Income 2017 Fund Class A and Class I are Classes of shares of Fidelity® Municipal Income 2017 Fund; Fidelity Advisor Municipal Income 2019 Fund Class A and Class I are Classes of shares of Fidelity Municipal Income 2019 Fund; Fidelity Advisor Municipal Income 2021 Fund Class A and Class I are Classes of shares of Fidelity Municipal Income 2021 Fund; and Fidelity Advisor Municipal Income 2023 Fund Class A and Class I are Classes of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2015

Jamie Pagliocco no longer serves as co-manager of the funds.

The following information supplements similar information found in the "Management Contracts" section beginning on page 37.

Cormac Cullen is co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, and receives compensation for his services. As of May 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR municipal bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and rolling periods of up to ten years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Benchmark Index
Fidelity Municipal Income 2017 Fund	Barclays® Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2019 Fund	Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2021 Fund	Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2023 Fund	Barclays Municipal Bond 2023 Index Ex Tobacco/Prepaid Gas

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ADMI-ADMIIB-16-01  July 11, 2016
1.933383.104

The following table provides information relating to other accounts managed by Mr. Cullen as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 31,630	none	$ 1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Municipal Income 2017 Fund ($132 (in millions) assets managed), Fidelity Municipal Income 2019 Fund ($87 (in millions) assets managed), Fidelity Municipal Income 2021 Fund ($67 (in millions) assets managed), and Fidelity Municipal Income 2023 Fund ($39 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity Municipal Income 2017 Fund beneficially owned by Mr. Cullen was none, the dollar range of shares of Fidelity Municipal Income 2019 Fund beneficially owned by Mr. Cullen was none, the dollar range of shares of Fidelity Municipal Income 2021 Fund beneficially owned by Mr. Cullen was none, and the dollar range of shares of Fidelity Municipal Income 2023 Fund beneficially owned by Mr. Cullen was none.

Supplement to the

Fidelity® Municipal Income 2017 Fund (FMIFX),
Fidelity Municipal Income 2019 Fund (FMCFX), Fidelity Municipal Income 2021 Fund (FOCFX),
and Fidelity Municipal Income 2023 Fund (FCHPX)

Fidelity Municipal Income 2017 Fund is a Class of shares of Fidelity Municipal Income 2017 Fund,
Fidelity Municipal Income 2019 Fund is a Class of shares of Fidelity Municipal Income 2019 Fund,
Fidelity Municipal Income 2021 Fund is a Class of shares of Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund is a Class of shares of Fidelity Municipal Income 2023 Fund

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2015

Jamie Pagliocco no longer serves as co-manager of the funds.

The following information supplements similar information found in the "Management Contracts" section beginning on page 36.

Cormac Cullen is co-manager of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, and Fidelity Municipal Income 2023 Fund, and receives compensation for his services. As of May 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other FMR municipal bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index and rolling periods of up to ten years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of his fund is based on the fund's pre-tax investment performance measured against the benchmark index identified below for the fund. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund	Benchmark Index
Fidelity Municipal Income 2017 Fund	Barclays® Municipal Bond 2017 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2019 Fund	Barclays Municipal Bond 2019 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2021 Fund	Barclays Municipal Bond 2021 Index Ex Tobacco/Prepaid Gas
Fidelity Municipal Income 2023 Fund	Barclays Municipal Bond 2023 Index Ex Tobacco/Prepaid Gas

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

DMIB-16-01  July 11, 2016
1.933382.104

The following table provides information relating to other accounts managed by Mr. Cullen as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 31,630	none	$ 1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Municipal Income 2017 Fund ($132 (in millions) assets managed), Fidelity Municipal Income 2019 Fund ($87 (in millions) assets managed), Fidelity Municipal Income 2021 Fund ($67 (in millions) assets managed), and Fidelity Municipal Income 2023 Fund ($39 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity Municipal Income 2017 Fund beneficially owned by Mr. Cullen was none, the dollar range of shares of Fidelity Municipal Income 2019 Fund beneficially owned by Mr. Cullen was none, the dollar range of shares of Fidelity Municipal Income 2021 Fund beneficially owned by Mr. Cullen was none, and the dollar range of shares of Fidelity Municipal Income 2023 Fund beneficially owned by Mr. Cullen was none.